Tangible Fixed Assets, Vessels Under Construction and Vessel Held Under Finance Lease (Tables)	12 Months Ended
Dec. 31, 2018
Tangible Fixed Assets, Vessels Under Construction and Vessel Held Under Finance Lease
Schedule of movements in tangible fixed assets, vessels under construction and vessel held under finance lease

	Vessels	Office property and other tangible assets	Total tangible fixed assets	Vessels under construction	Vessel held under finance lease
Cost
As of January 1, 2017	4,212,849	14,501	4,227,350	96,356	228,523
Additions	7,517	5,514	13,031	70,299	—
Fully amortized fixed assets	(2,500)	(791)	(3,291)	—	—

As of December 31, 2017	4,217,866	19,224	4,237,090	166,655	228,523

Additions	49,036	4,678	53,714	637,046	143
Transfer from vessels under construction	642,776	—	642,776	(642,776)	—
Transfer under "Other non-current assets"	—	—	—	(1,650)	—
Fully amortized fixed assets	(10,000)	(192)	(10,192)	—	—

As of December 31, 2018	4,899,678	23,710	4,923,388	159,275	228,666

Accumulated depreciation
As of January 1, 2017	334,960	3,343	338,303	—	6,519
Depreciation	128,355	1,157	129,512	—	7,675
Fully amortized fixed assets	(2,500)	(791)	(3,291)	—	—

As of December 31, 2017	460,815	3,709	464,524	—	14,194

Depreciation	144,611	863	145,474	—	7,719
Fully amortized fixed assets	(10,000)	(192)	(10,192)	—	—

As of December 31, 2018	595,426	4,380	599,806	—	21,913

Net book value
As of December 31, 2017	3,757,051	15,515	3,772,566	166,655	214,329

As of December 31, 2018	4,304,252	19,330	4,323,582	159,275	206,753

Schedule of vessels under construction

	As of December 31,
	2017	2018
Progress shipyard installments	153,116	152,075
Onsite supervision costs	10,570	5,766
Critical spare parts, equipment and other vessel delivery expenses	2,969	1,434

Total	166,655	159,275